SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment ¥ / $	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2022 USD ($) ¥ / $	Dec. 31, 2024 CNY (¥) ¥ / $
Inventories
Period for considering vehicle as slow moving	90 days
Write down of inventory	$ 0	$ 0	$ 0
Prepaid expenses, other current assets and other non-current assets
Impairment loss for prepayment for vehicle purchase and other current assets	$ 0	$ 23,262	$ 22,921
Foreign currency translation
Foreign currency exchange rate | ¥ / $	7.2993	7.0999		7.2993
Foreign currency, average translation rate | ¥ / $	7.1957	7.0802	6.729
Concentration of credit risk
Maximum insured bank deposit amount	$ 68			¥ 500
Unprotected cash held in bank	$ 2,268
Segment reporting
Number of reportable segment | segment	1
Number Of Geographical Segments | segment	0
Impairment of long-lived assets
Impairment loss for other non-current asset	$ 0	$ 0	$ 0